Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums Written, Net [Abstract]
Gross premiums written	$ 5,356,942	$ 5,547,525	$ 5,932,003
Ceded	403,472	317,977	212,119
Net	4,953,470	5,229,548	5,719,884
Premiums earned
Assumed	5,343,831	5,570,321	5,824,398
Ceded	374,235	301,143	215,203
Net	4,969,596	5,269,178	5,609,195
Loss and Loss Expenses and Life Policy Benefits
Assumed	3,412,648	3,215,665	3,503,060
Ceded	164,557	58,245	40,290
Net	3,248,091	3,157,420	$ 3,462,770
Allowance For Reinsurance Recoverable [Member]
Allowance for uncollectible reinsurance recoverable [Line Items]
Allowance for uncollectible reinsurance recoverable	$ 12,000	$ 9,000